Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	$ 613,722	$ 615,294
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	43,486	40,347
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	2,067	9,771
Total available-for-sale fixed-maturity securities, fair value	655,141	645,870
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	93,692	57,053
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	1,446	646
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	61	471
Total available-for-sale fixed-maturity securities, fair value	95,077	57,228
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	11,679	17,574
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	305	114
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	42	1,179
Total available-for-sale fixed-maturity securities, fair value	11,942	16,509
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	2,517	2,534
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	30	44
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		155
Total available-for-sale fixed-maturity securities, fair value	2,547	2,423
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
Public Utilities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	36,746	39,615
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	4,625	4,363
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	43	648
Total available-for-sale fixed-maturity securities, fair value	41,328	43,330
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	328,406	343,790
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	30,664	26,790
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	1,740	6,349
Total available-for-sale fixed-maturity securities, fair value	357,330	364,231
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	140,682	154,728
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	6,416	8,390
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	181	969
Total available-for-sale fixed-maturity securities, fair value	146,917	162,149
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	$ 0	$ 0